Income Taxes - Schedule of Provisions for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provisions For Income Tax [Abstract]
Provisions for current income tax	$ 3,431,459	$ 3,828,207	$ 4,713,543
Deferred income tax benefit	(642,635)	(370,474)
Income tax expense	$ 2,788,824	$ 3,457,733	$ 4,713,543